INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 2,687	$ 2,948
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	3,332	3,527	$ 4,479
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (645)	$ (579)	$ (543)